INCOME TAXES (Detail Textuals 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Additions to unrecognized tax benefits			$ 408
Liabilities recorded in the form of interest and penalties	$ 0	$ 0	$ 0